Income taxes (Details 6) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Inventories	¥ 2,454	¥ 2,675
Property, plant and equipment	4,200	4,896
Accrued bonus	2,180	2,330
Accrued enterprise tax	376	221
Pension and severance plans	3,244	4,449
Operating loss carryforwards for tax purposes	8,595	12,811
Accrued vacation	1,171	1,090
Accrued expenses	1,358	1,425
Other	4,611	3,139
Gross deferred tax assets	28,189	33,036
Less-Valuation allowance	(9,162)	(14,561)
Net deferred tax assets	19,027	18,475
Deferred tax liabilities:
Basis difference of acquired assets	(875)	(458)
Undistributed earnings not permanently reinvested	(13,165)	(9,311)
Marketable securities	(2,026)	(321)
Intangible assets	(11,238)	(11,091)
Other	(6,922)	(5,181)
Total deferred tax liabilities	(34,226)	(26,362)
Net deferred tax liabilities	15,199	¥ 7,887
Operating loss carryforwards	26,810
Operating loss carryforwards with no expiration date	¥ 3,861